Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	1.00400%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,510,401.36

Principal:
Principal Collections	$24,022,528.78
Prepayments in Full	$10,257,976.85
Liquidation Proceeds	$17,688.24
Recoveries	$7,980.95
Sub Total	$34,306,174.82
Collections	$36,816,576.18

Purchase Amounts:
Purchase Amounts Related to Principal	$197,069.64
Purchase Amounts Related to Interest	$233.28
Sub Total	$197,302.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,013,879.10

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,013,879.10
Servicing Fee	$998,369.09	$998,369.09	$0.00	$0.00	$36,015,510.01
Interest - Class A-1 Notes	$41,163.02	$41,163.02	$0.00	$0.00	$35,974,346.99
Interest - Class A-2a Notes	$560,208.67	$560,208.67	$0.00	$0.00	$35,414,138.32
Interest - Class A-2b Notes	$62,750.00	$62,750.00	$0.00	$0.00	$35,351,388.32
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$34,677,455.90
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$34,466,780.32
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,466,780.32
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$34,396,703.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,396,703.32
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$34,347,353.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,347,353.32
Regular Principal Payment	$54,049,715.26	$34,347,353.32	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$37,013,879.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,347,353.32
Total					$34,347,353.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$26,770,957.96	$105.38	$41,163.02	$0.16	$26,812,120.98	$105.54
Class A-2a Notes	$6,262,812.55	$17.51	$560,208.67	$1.57	$6,823,021.22	$19.08
Class A-2b Notes	$1,313,582.81	$17.51	$62,750.00	$0.84	$1,376,332.81	$18.35
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$34,347,353.32	$26.10	$1,668,156.69	$1.27	$36,015,510.01	$27.37

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$26,770,957.96	0.1053767	$0.00	0.0000000
Class A-2a Notes	$357,580,000.00	1.0000000	$351,317,187.45	0.9824856
Class A-2b Notes	$75,000,000.00	1.0000000	$73,686,417.19	0.9824856
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$1,088,610,957.96	0.8272811	$1,054,263,604.64	0.8011791

Pool Information
Weighted Average APR	2.873%	2.863%
Weighted Average Remaining Term	53.15	52.43
Number of Receivables Outstanding	46,008	45,035
Pool Balance	$1,198,042,912.06	$1,163,463,244.17
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,106,366,836.24	$1,075,041,394.43
Pool Factor	0.8408503	0.8165805

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$88,421,849.74
Targeted Overcollateralization Amount	$128,902,001.47
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,199,639.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$84,404.38
(Recoveries)		4	$7,980.95
Net Loss for Current Collection Period			$76,423.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0765%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2096%
Second Prior Collection Period			0.4404%
Prior Collection Period			0.2448%
Current Collection Period			0.0777%
Four Month Average (Current and Prior Three Collection Periods)			0.2431%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		567	$1,052,754.71
(Cumulative Recoveries)			$14,511.65
Cumulative Net Loss for All Collection Periods			$1,038,243.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0729%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,856.71
Average Net Loss for Receivables that have experienced a Realized Loss			$1,831.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.40%	164	$4,667,387.94
61-90 Days Delinquent	0.08%	35	$887,048.41
91-120 Days Delinquent	0.02%	9	$252,064.59
Over 120 Days Delinquent	0.01%	4	$62,278.13
Total Delinquent Receivables	0.50%	212	$5,868,779.07

Repossession Inventory:
Repossessed in the Current Collection Period		8	$316,303.88
Total Repossessed Inventory		40	$1,374,333.05

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0702%
Prior Collection Period			0.0739%
Current Collection Period			0.1066%
Three Month Average			0.0836%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1033%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2020
Payment Date	5/15/2020
Transaction Month	6

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer